Olivia P. Adler
Attorney at Law
1614 33rd
Washington, D.C. 20007

August 27, 2010

Securities and Exchange Commission Office of Filings and Information Services Washington, DC 20549

Re:	Capstone Series Fund, Inc. ("Registrant") - File Nos. 2-83397; 811-01436

Dear Sirs:

Enclosed for filing pursuant to Rule 485(b) under the Securities Act of 1933 ("Securities Act") is Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (“Filing”).  The Filing contains changes to reflect comments of the Securities and Exchange Commission staff on our filing of June 28, 2010, as well as updated financial information.   This filing does not contain material that would cause it to be ineligible for filing pursuant to Rule 485(b) under the Securities Act of 1933.

Registrant hereby acknowledges that:

1.	Registrant is responsible for the adequacy and the accuracy of the disclosure in the Filing.

2.
Comments of the staff of the Securities and Exchange Commission (“SEC”) or changes to disclosure in response to SEC staff comments in the Filing reviewed by the staff do not foreclose the SEC from taking any action with respect to the Filing; and

3.	Registrant may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws.

If you have questions regarding this filing, please call the undersigned at 202-337-9090 or David J. Harris at 202-261-3385.

Sincerely,

/s/ Olivia P. Adler
Olivia P. Adler